Transactions with Related Parties - Tsakos Shipping and Trading S.A. (Details) - Tsakos Shipping and Trading S.A. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Chartering commission	1.25%
Payment for the cost of design and supervision services for newbuildings	$ 0		$ 0
Potential charge
Related Party Transaction [Line Items]
Payment for the cost of design and supervision services for each newbuilding vessel	200
VLCC tanker Millennium
Related Party Transaction [Line Items]
Brokerage commission amount	$ 100
Brokerage commission	0.50%
Fifteen vessels
Related Party Transaction [Line Items]
Payment for the cost of design and supervision services for newbuildings		$ 3,100